                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               -----------------------

Check here if Amendment / /; Amendment Number:
        This Amendment (Check only one.):    / / is a restatement.
                                             / / adds new holding entries.

Institutional Investment Manager Filing this Report:

   Name:         McCarthy Group Asset Management, Inc.
                 -------------------------------------
   Address:      1125 South 103rd Street, Suite 450
                 -------------------------------------
                 Omaha, Nebraska
                 -------------------------------------
                 68124
                 -------------------------------------

Form 13F File Number: 28-05489
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard L. Jarvis
         -------------------------------
Title:   Chairman
         -------------------------------
Phone:   (402) 393-8281
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Richard L. Jarvis              Omaha, Nebraska        2/8/02
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

    / / 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]
        Form 13F File Number        Name

        28-
           ---------------          ------------------------------------
        [Repeat as necessary.]

Report Summary:

Number of Other Included Managers:      -0-
                                        --------------------------------

Form 13F Information Table Entry Total: 115
                                        --------------------------------

Form 13F Information Table Value Total: $192,267
                                        --------------------------------
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.           Form 13F File Number      Name

    NONE        28-
   ------          ---------------------   -----------------------------------


     [Repeat as necessary.]

"McCarthy Group Asset Management, Inc."
FORM 13F
31-Dec-01


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT    OTHER       VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN    MANAGERS   SOLE    SHARED  NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----

Acceptance Insurance Companies    COM              004308102    9138   1795340  SH       Defined             1795340
Adelphia Communications Corp C    COM              006848105    3853    123586  SH       Defined              115826           7760
Adobe Systems Inc                 COM              00724f101    1091     35127  SH       Defined               33773           1354
Albertson's Inc.                  COM              013104104    1702     54050  SH       Defined               44850           9200
Allstate Corp                     COM              020002101    1783     52910  SH       Defined               51600           1310
American International Group      COM              026874107     557      7017  SH       Defined                5628           1389
AMLI Residential                  COM              001735109     222      8819  SH       Defined                8819
Apogent Technologies, Inc.        COM              03760a101    3717    144052  SH       Defined              132714          11338
Arbitron Inc                      COM              03875q108     836     24490  SH       Defined               24490
Arden Realty Group Inc            COM              039793104     829     31280  SH       Defined               31280
AT&T Corp                         COM              001957109     404     22281  SH       Defined               21199           1082
Avatar Holdings Inc. CV           CONV             053494AD2    1192   1265000  PRN      Defined              420000         845000
AVX Corp                          COM              002444107     581     24613  SH       Defined               24613
Berkshire Hathaway, Inc. Cl B     COM              084670207    3992      1581  SH       Defined                1484             97
Biogen                            COM              090597105     999     17422  SH       Defined               16913            509
Black & Decker Corp               COM              091797100    1555     41210  SH       Defined               41210


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7         COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT    OTHER       VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS    SOLE    SHARED  NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----

Blyth, Inc.                       COM              09643p108     401     17232  SH       Defined               17232
Bristol Myers Squibb Co.          COM              110122108     222      4360  SH       Defined                4360
Brooktrout, Inc.                  COM              114580103    1207    185656  SH       Defined              175231          10425
Camden Property Trust             COM              133131102     338      9200  SH       Defined                9200
Capital Automotive REIT           COM              139733109    1164     58531  SH       Defined               58531
Carnival Cruise Lines - Cl A      COM              143658102    2552     90895  SH       Defined               87675           3220
CarrAmerica Realty Corporation    COM              144418100     716     23774  SH       Defined               23330            444
Caseys General Stores Inc         COM              147528103    1380     92599  SH       Defined               90951           1648
Cendant Corp                      COM              151313103    5271    268791  SH       Defined              245423          23368
Chelsea Ppty Group Inc            COM              163421100     381      7759  SH       Defined                7759
ChevronTexaco Corporation         COM              166764100    2599     29001  SH       Defined               27791           1210
Citizens Communications Compan    COM              17453b101    1498    140496  SH       Defined              130422          10074
Clarion Com'l Holdings Cl. A      COM              18051W109      50     20000  SH       Defined                              20000
Conmed Corp                       COM              207410101     874     43773  SH       Defined               43773
Countrywide Credit Industries,    COM              222372104    2451     59828  SH       Defined               56184           3644
Cousins Properties Inc.           COM              222795106     370     15206  SH       Defined               15206
Cox Communications, Inc Cl A      COM              224044107     259      6173  SH       Defined                6173
Deltek Systems, Inc.              COM              24785a108      96     21614  SH       Defined               21614
Dover Corp                        COM              260003108    1180     31820  SH       Defined               31820
Ecolab Inc                        COM              278865100     279      6940  SH       Defined                4510           2430
Edwards Lifesciences Corporati    COM              28176e108     999     36172  SH       Defined               36172
Electronic Data Sys               COM              285661104    3156     46046  SH       Defined               44968           1078
Energen Corp.                     COM              29265n108     890     36102  SH       Defined               34931           1171
Energizer Holdings, Inc.          COM              29266r108    2301    120772  SH       Defined              114363           6409


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7           COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT    OTHER       VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN    MANAGERS   SOLE    SHARED  NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----

Exxon Mobil Corp.                 COM              30231G102     306      7783  SH       Defined               5668            2115
Fannie Mae                        COM              313586109     518      6518  SH       Defined               6518
FirstService Corporation          COM              33761n109     681     24330  SH       Defined              24330
FNB Corporation                   COM              302520101    2664    101094  SH       Defined                             101094
Freddie Mac                       COM              313400301    2258     34523  SH       Defined              33182            1341
Gannett Co Inc                    COM              364730101     371      5512  SH       Defined               5512
Global Imaging Systems Inc.       COM              37934a100     255     17059  SH       Defined              17059
Guidant Corporation               COM              401698105    4440     89149  SH       Defined              83955            5194
H & R Block Inc.                  COM              093671105    1226     27432  SH       Defined              27432
IHOP Corp                         COM              449623107    2461     84001  SH       Defined              78520            5481
Illinois Tool Works Inc           COM              452308109     948     14004  SH       Defined              14004
Insituform Technologies Class     COM              457667103    1594     62314  SH       Defined              59586            2728
Intel Corp.                       COM              458140100     291      9246  SH       Defined               6615            2631
International Flavors & Fragra    COM              459506101    1013     34108  SH       Defined              29584            4524
iShares S&P SC 600/Value          COM              464287879    2407     28200  SH       Defined              28200
Johnson & Johnson                 COM              478160104     409      6924  SH       Defined               5244            1680
Kilroy Realty Corp                COM              49427f108     363     13814  SH       Defined              13814
Kimball Intl Cl B                 COM              494274103     538     35490  SH       Defined              29990            5500
Knight-Ridder Inc.                COM              499040103     959     14769  SH       Defined              14099             670
Level 3 Communications, Inc.      COM              52729n100     478     95512  SH       Defined              94866             646
Liberty Media Corp Series A       COM              883556ah5    5945    424612  SH       Defined             394240           30372
Lincoln Electric Holdings         COM              533900106    2018     82551  SH       Defined              80791            1760
M & F Worldwide Corp.             COM              552541104     170     39586  SH       Defined              34286            5300
Mattel, Inc                       COM              577081102    3185    185150  SH       Defined             174379           10771


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT    OTHER       VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN    MANAGERS   SOLE    SHARED  NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----

McCormick & Co.                   COM              579780206    1083     25802  SH       Defined              24444             1358
Merck & Co.                       COM              589331107    2409     40970  SH       Defined              36312             4658
Microsoft Corp                    COM              594918104     263      3965  SH       Defined               2860             1105
Newfield Exploration Company      COM              651290108    1757     49489  SH       Defined              48030             1459
Novastar Financial, Inc.          COM              669947400   15593    870640  SH       Defined             770640           100000
Novell, Inc.                      COM              670006105    1626    354164  SH       Defined             346540             7624
Orthodontic Centers of America    COM              68750p103    1305     42798  SH       Defined              40864             1934
Pan Pacific Retail Pptys Inc.     COM              698061104     369     12865  SH       Defined              12865
Parker Drilling CV                CONV             701081AD3    2462   2770000  PRN      Defined             485000          2285000
Paxar Corporation                 COM              704227107     643     45280  SH       Defined              45280
Pegasus Solutions Inc             COM              705906105     734     51699  SH       Defined              51699
Penn Treaty American Corp         COM              707874103     248     39100  SH       Defined                               39100
PerkinElmer, Inc.                 COM              714046109    3904    111482  SH       Defined             105267             6215
Pride International Inc.          COM              74153q102    1115     73821  SH       Defined              72787             1034
Qwest Communications Intl         COM              749121109    1929    136500  SH       Defined             131583             4917
R.H. Donnelley Corp               COM              74955w307    1800     61956  SH       Defined              58006             3950
Redwood Trust, Inc.               COM              758075402     834     34435  SH       Defined              31092             3343
Regency Centers Corp.             COM              758849103     213      7669  SH       Defined               7669
Republic Services, Inc.           COM              760759100    4805    240628  SH       Defined             225850            14778
Reynolds & Reynolds - CL A        COM              761695105    2542    104806  SH       Defined             101297             3509
S & P 400 Mid-Cap Dep Receipts    COM              595635103    2136     23014  SH       Defined              23014
Service Corporation Internatio    COM              817565104     150     30040  SH       Defined                               30040
Shurgard Storage Centers-A        COM              82567d104     830     25948  SH       Defined              25948
Silicon Storage Technology, In    COM              827057100     651     67484  SH       Defined              67484


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7           COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT    OTHER        VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN    MANAGERS   SOLE    SHARED  NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----

Somanetics Corp New               COM              834445405     128     30000  SH       Defined                              30000
Standard & Poor's 500 Deposito    COM              78462f103   10358     90619  SH       Defined              90619
Startek Inc                       COM              85569c107     718     37868  SH       Defined              37868
Stewart Enterprises Inc Cl. A     COM              860370105      76     12615  SH       Defined                              12615
Stone Energy Corporation          COM              861642106     855     21654  SH       Defined              20737             917
Suiza Foods                       COM              865077101    1541     22596  SH       Defined              21095            1501
Suntrust Banks Inc                COM              867914103     289      4612  SH       Defined               4612
Sybase, Inc.                      COM              871130100    1016     64444  SH       Defined              64444
Sysco Corp.                       COM              871829107    4175    159234  SH       Defined             159234
Taubman Centers Inc               COM              876664103     396     26640  SH       Defined              26640
Teekay Shipping Corp.             COM              Y8564w103    1348     38689  SH       Defined              36895            1794
Telephone And Data Systems, Inc.  COM              879433100    2570     28637  SH       Defined              26862            1775
Texas Instruments                 COM              882508104     228      8125  SH       Defined               7950             175
Thermo Electron Corp              CONV             883556ah5      14     15000  PRN      Defined              15000
Torchmark Corp                    COM              891027104    2551     64873  SH       Defined              64581             292
Trenwick Group Inc                COM              g9032c109     248     24375  SH       Defined                              24375
Tricon Global Restaurants         COM              895953107    1667     33875  SH       Defined              32654            1221
U.S. Bancorp                      COM              902973304    1064     50849  SH       Defined              24327           26522
U.S. Industries, Inc.             COM              912080108     131     51020  SH       Defined              43410            7610
Valassis Communications Inc       COM              918866104    2610     73264  SH       Defined              68372            4892
Vintage Petroleum Inc             COM              927460105    1375     95132  SH       Defined              89722            5410
Vital Signs, Inc.                 COM              928469105     942     26987  SH       Defined              25573            1414
Washington Mutual, Inc.           COM              939322103    1641     50169  SH       Defined              48032            2137
Waste Management, Inc.            COM              941061109    5047    158177  SH       Defined             149549            8628


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT    OTHER       VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN    MANAGERS   SOLE    SHARED  NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----

Wausau-Mosinee Paper Corporati    COM              943315101     266     22000  SH       Defined      22000
Worldcom, Inc.                    COM              98157D106    1030     73127  SH       Defined      69690             3437
Zale Corporation                  COM              988858106    2004     47859  SH       Defined      47677              182
REPORT SUMMARY                    115              DATA RECORDS 192267          0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED